Investment Risks	Nov. 26, 2025
Defiance Leveraged Long + Income XRP ETF | XRP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

XRP Risk. The Fund’s investment strategy, involving indirect exposure to Ripple through one or more XRP-related Investments, is subject to uncertainties, and potential financial losses. XRP and XRP-related Investments are relatively new and subject to unique and substantial risks. XRP has historically been subject to significant price volatility and the value of an investment in the Fund could decline rapidly and significantly. The performance of XRP-related Investments, and therefore the performance of the Fund, may differ significantly from the performance of XRP. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with XRP and XRP-related Investments:

●	XRP is a relatively new innovation and is subject to unique and substantial risks. XRP operates as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. However, it has no central governmental or banking authority, is not backed by any government and not a legal tender. The markets for XRP and XRP-related Investments may be less liquid and more volatile than other markets for more established products. It may be difficult to execute an XRP trade at a specific price when there is a relatively small volume of buy and sell orders in the XRP market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost.

●	The market for XRP is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for XRP may be the result of speculation. The value of XRP has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of XRP may artificially inflate or deflate the price of XRP and increase volatility. A significant portion of XRP is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of XRP and these holders may have the ability to manipulate the price of XRP.

●	The further development of the XRP Ledger and the acceptance and use of XRP may be subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the XRP Ledger or the acceptance of XRP may adversely affect the price and liquidity of XRP.

●	A network of independent validator nodes validates transactions on the XRP Ledger. Any node can act as a validator, but the XRP Ledger depends on the UNL, a list of trusted validators. If more than 20% of the validators on a server’s UNL disagree, the server stops validating new ledgers to avoid potential inconsistencies or attacks. If this occurs, it is referred to as a “fork” and can result in one portion of the network running the pre-modification source code and the other portion of the network running the modified source code – an event that could negatively impact the value of XRP and in turn the value of the Fund. If one or more malicious actors obtain control of greater than 20% of the validators on the XRP Ledger, those validators may cause the network to fail to reach a consensus and throw new transactions on the XRP Ledger into doubt. If a malicious actor took control of more than 80% of the validator nodes, those validators would have the ability to manipulate the XRP Ledger, create and engage in invalid transactions, or otherwise break the rules of the network.

●	XRP is subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact XRP trading venues. Unlike the exchanges for more traditional assets, such as equity securities and established futures contracts, XRP and XRP trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote XRP in a way that may artificially increase the price of XRP). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, a number of XRP trading venues have been closed due to fraud, failure or security breaches. Investors in XRP or XRP-related Investments may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

●	Legal or regulatory changes may negatively impact the operation of the XRP protocol and network or restrict the use of XRP. For example, if XRP were determined or were expected to be determined to be offered and sold as a security under U.S. federal or state securities laws, it is possible certain trading venues would no longer facilitate trading in XRP, and could also become vulnerable to individual state-level lawsuits, fines, penalties and restrictions. Should this occur, trading in XRP-related Investments may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.

The realization of any of these risks could result in a decline in the acceptance of XRP and consequently a reduction in the value of XRP, XRP-related Investments, and the Fund.

Defiance Leveraged Long + Income XRP ETF | Underlying XRP ETP Risks [Member]
Prospectus [Line Items]
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Underlying XRP ETP Risks. The Fund may invest directly in underlying XRP ETPs or use them as reference assets for XRP-related Investments. XRP ETPs are subject to management fees and other fees that may increase their costs versus the costs of investing in other XRP-related Investments. When the Fund invests directly in the XRP ETPs, it will indirectly bear its proportionate share of management fees and other expenses that are charged by XRP ETPs, in addition to the management fees and other expenses paid by the Fund, resulting in the Fund incurring higher and duplicative expenses to the extent it invests directly in underlying XRP ETPs. There is also the risk that the Fund may suffer losses due to the investment practices of the XRP ETPs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of the assets held by the underlying XRP ETPs. Additionally, the market price of the shares of underlying XRP ETPs in which the Fund invests will fluctuate based on changes in the values of the underlying XRP ETPs’ assets as well as changes in the supply and demand of their shares in the secondary market. It is also possible that an active secondary market for an underlying XRP ETP’s shares may not develop, and market trading in the shares of the underlying XRP ETP may be halted under certain circumstances. XRP ETPs are very new investment products, with few being launched in the U.S. to date, and therefore these investment products have very limited operating histories.

The Fund may invest in shares of certain XRP ETPs that directly hold spot or physical XRP plus cash (known as “spot ETPs”). In addition to the risks above, spot XRP ETPs pose additional risks due to their direct holdings of XRP including (i) security threats to their spot XRP accounts at custodians resulting in loss of assets or reputational damage; (ii) valuation difficulties due to the price volatility and potential limited liquidity of XRP; and (iii) safekeeping lapses or default by custodians for spot XRP ETPs. The Fund may invest in XRP ETPs, including spot ETPs, that are not registered under the 1940 Act and therefore do not have the protections expressly provided by the 1940 Act, including: provisions preventing underlying XRP ETP insiders from managing an ETP to their benefit and to the detriment of shareholders; provisions preventing an underlying XRP ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing underlying XRP ETP earnings and net asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting leverage; provisions imposing a fiduciary duty on managers with respect to receipt of compensation for services; and provisions preventing changes in an underlying XRP ETP’s character without the consent of shareholders.

Defiance Leveraged Long + Income XRP ETF | Derivatives Risks [Member]
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Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income XRP ETF | Swap Agreements Risk [Member]
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Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an XRP-related Investment, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an XRP-related Investment has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the XRP-related Investment later reverses all or a portion of its movement.

Defiance Leveraged Long + Income XRP ETF | Options Contracts Risks [Member]
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Options Contracts Risks. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests is substantially influenced by the value of the underlying XRP-related Investments used as reference instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to XRP-related Investments through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an XRP-related Investment moves against its positions, potentially resulting in a complete loss of the premium paid. The Fund’s employment of credit call spreads as part of its income generation strategy, while mitigating risk of loss and generating premium income for the Fund, will reduce the potential for gains from leveraged increases in the value of XRP-related Investments.

Defiance Leveraged Long + Income XRP ETF | Futures Contracts Risks - Generally [Member]
Prospectus [Line Items]
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Futures Contracts Risks - Generally. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) the inability to predict correctly the direction of prices, interest rates, currency exchange rates and other economic factors; (vi) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vii) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Defiance Leveraged Long + Income XRP ETF | XRP Futures Contracts Risks [Member]
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XRP Futures Contracts Risks. The market for XRP futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no assurance that this growth will continue. The price for XRP Futures Contracts is based on a number of factors, including the supply of and the demand for XRP Futures Contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for XRP Futures Contracts and limit the Fund’s ability to achieve its desired exposure to XRP. If the Fund is unable to achieve such exposure, it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like XRP Futures Contracts may be considered aggressive and may expose the Fund to significant counterparty, liquidity and other risks.

The performance of XRP Futures Contracts, in general, has historically been highly correlated to the performance of XRP, but there can be no assurance that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of XRP Futures Contracts and decrease the correlation between the performance of XRP Futures Contracts and XRP, over short or even long-term periods. In the event that there are persistent disconnects between the performance of XRP and XRP Futures Contracts, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of distant month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in distant month XRP Futures Contracts, the performance of the Fund’s XRP Futures Contracts should be expected to deviate more significantly from the performance of XRP. Moreover, price differences between XRP and XRP Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in XRP, including larger losses or smaller gains.

Defiance Leveraged Long + Income XRP ETF | Leverage Risk [Member]
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Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts, futures contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income XRP ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to the digital asset that it seeks indirect exposure to through its Exposure Investments. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income XRP ETF | Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Leveraged Long + Income XRP ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance, before fees and expenses, of the Exposure Investments. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Exposure Investments over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Exposure Investments experience consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Exposure Investments experience consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Exposure Investments and the length of time an investment is held. Greater volatility in the Exposure Investments’ price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Exposure Investments; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Exposure Investments.

If any Exposure Investment experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Exposure Investment remains relatively unchanged over time. For example, if any Exposure Investment exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income XRP ETF | Cayman Subsidiary Risk [Member]
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Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts, derivatives and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

Defiance Leveraged Long + Income XRP ETF | Commodity-Linked Derivatives Tax Risk [Member]
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Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income XRP ETF | Commodity Pool Regulatory Risk [Member]
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Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodity futures and swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Defiance Leveraged Long + Income XRP ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Defiance Leveraged Long + Income XRP ETF | ETF Risks [Member]
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Defiance Leveraged Long + Income XRP ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income XRP ETF | Cash Redemption Risk [Member]
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○	Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income XRP ETF | Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income XRP ETF | Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income XRP ETF | Trading [Member]
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○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income XRP ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Leveraged Long + Income XRP ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income XRP ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income XRP ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income XRP ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income XRP ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income XRP ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income XRP ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income XRP ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Leveraged Long + Income SOL ETF | Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risks. The Fund’s derivative investments carry risks such as an imperfect match between the derivative’s performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction’s counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Defiance Leveraged Long + Income SOL ETF | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to an SOL-related Investment, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If an SOL-related Investment has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the SOL-related Investment later reverses all or a portion of its movement.

Defiance Leveraged Long + Income SOL ETF | Options Contracts Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risks. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the underlying SOL-related Investments used as reference instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to SOL-related Investments through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of an SOL-related Investment moves against its positions, potentially resulting in a complete loss of the premium paid. The Fund’s employment of credit call spreads as part of its income generation strategy, while mitigating risk of loss and generating premium income for the Fund, will reduce the potential for gains from leveraged increases in the value of SOL-related Investments.

Defiance Leveraged Long + Income SOL ETF | Futures Contracts Risks - Generally [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risks - Generally. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) the inability to predict correctly the direction of prices, interest rates, currency exchange rates and other economic factors; (vi) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vii) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Defiance Leveraged Long + Income SOL ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in swap contracts, futures contracts and options. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Defiance Leveraged Long + Income SOL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will have economic exposure that is concentrated to the industries, if any, assigned to the digital asset that it seeks indirect exposure to through its Exposure Investments. As a result, the Fund may be more susceptible to loss due to adverse occurrences that affect the price of such industries more than the market as a whole.

Defiance Leveraged Long + Income SOL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Defiance Leveraged Long + Income SOL ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. To achieve its objective, the Fund seeks to generate daily returns of approximately 150% to 200% of the performance, before fees and expenses, of the Exposure Investments. However, due to the effects of compounding, the Fund’s performance over periods longer than a single trading day is likely to differ from this targeted range. The Fund’s returns over extended periods result from the daily returns being compounded over time, and as a result, they may deviate significantly from 1.5 to 2 times the cumulative performance of the Exposure Investments over the same period.

Compounding impacts all investments, but the effects are more pronounced for funds that seek leveraged daily returns and rebalance daily. If the Exposure Investments experience consecutive days of adverse performance, the compounding effect will reduce the Fund’s net asset value at an accelerated rate, leading to smaller absolute dollar losses on subsequent declines. Conversely, when the Exposure Investments experience consecutive days of positive performance, the Fund’s net asset value will increase, amplifying the absolute dollar losses that could occur in the event of subsequent adverse performance.

The impact of compounding is further influenced by the volatility of the Exposure Investments and the length of time an investment is held. Greater volatility in the Exposure Investments’ price over time will generally exacerbate the deviation between the Fund’s cumulative returns and the expected multiple of the Exposure Investments; (iii) the duration of the holding period; (iv) financing costs associated with maintaining leveraged exposure; and (v) other Fund expenses. Particularly during periods of elevated volatility, compounding effects may cause the Fund’s performance to diverge further from the expected range of 1.5 to 2 times the cumulative performance of the Exposure Investments.

If any Exposure Investment experiences sustained high volatility, the Fund may incur significant losses, even if the price of the Exposure Investment remains relatively unchanged over time. For example, if any Exposure Investment exhibits an annualized volatility of 100% but its price remains flat over a one-year period, the Fund could still experience substantial losses. This underscores the risk that, in highly volatile market conditions, the Fund’s returns may be significantly lower than its targeted range and, in extreme cases, could result in a complete loss of value.

Defiance Leveraged Long + Income SOL ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts, derivatives and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

Defiance Leveraged Long + Income SOL ETF | Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Leveraged Long + Income SOL ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodity futures and swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

Defiance Leveraged Long + Income SOL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

Defiance Leveraged Long + Income SOL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Leveraged Long + Income SOL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Leveraged Long + Income SOL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○

Cash Redemption Risk. The Fund’s investment strategy is expected to require it to redeem its shares for cash or to otherwise include primarily cash as part of its redemption proceeds. As a result, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur brokerage costs and/or recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Brokerage costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an AP.

Defiance Leveraged Long + Income SOL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Leveraged Long + Income SOL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Defiance Leveraged Long + Income SOL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Defiance Leveraged Long + Income SOL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Leveraged Long + Income SOL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Defiance Leveraged Long + Income SOL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Defiance Leveraged Long + Income SOL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Defiance Leveraged Long + Income SOL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a newly organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Defiance Leveraged Long + Income SOL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Leveraged Long + Income SOL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Leveraged Long + Income SOL ETF | SOL Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SOL Risk. The Fund’s investment strategy, involving indirect exposure to Solana through one or more SOL-related Investments, is subject to uncertainties, and potential financial losses. SOL and SOL-related Investments are relatively new and subject to unique and substantial risks. SOL has historically been subject to significant price volatility and the value of an investment in the Fund could decline rapidly and significantly. The performance of SOL-related Investments, and therefore the performance of the Fund, may differ significantly from the performance of SOL. As with all investments, there is no assurance of profit, and investors should be cognizant of these specific risks associated with SOL and SOL-related Investments:

●	SOL is a relatively new innovation and is subject to unique and substantial risks. SOL operates as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. However, it has no central governmental or banking authority, is not backed by any government and not a legal tender. The markets for SOL and SOL-related Investments may be less liquid and more volatile than other markets for more established products. It may be difficult to execute a SOL trade at a specific price when there is a relatively small volume of buy and sell orders in the SOL market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost.

●	The market for SOL is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for SOL may be the result of speculation. The value of SOL has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of SOL may artificially inflate or deflate the price of SOL and increase volatility. A significant portion of SOL is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of SOL and these holders may have the ability to manipulate the price of SOL.

●	The further development of the SOL Network and the acceptance and use of SOL may be subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the SOL Network or the acceptance of SOL may adversely affect the price and liquidity of SOL.

●

If one or a coordinated group of validators were to gain control of a significant proportion of SOL, they could (depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, causing a fork in the blockchain that could result in one portion of the network running the pre-modification software and the other portion of the network running the modified software – an event that could negatively impact the value of SOL and in turn the value of the Fund. Gaining such control over the network could also result in manipulation of the blockchain and cast doubt on new SOL transactions on the Solana Network.

●	SOL is subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact SOL trading venues. Unlike the exchanges for more traditional assets, such as equity securities and established futures contracts, SOL and SOL trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote SOL in a way that may artificially increase the price of SOL). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, the Solana Network has reportedly suffered multiple network outages including those arising from software problems, security vulnerabilities, and denial of service and bot attacks. Similarly, software and wallets employed by users and validators to access the Solana Network and transact in SOL may suffer from fraud, theft, disruptions, glitches or other problems negatively impacting the value of SOL and SOL-related Investments. Investors in SOL SOL-related Investments may have little or no recourse should such theft, fraud, manipulation or other problems occur and could suffer significant losses.

●	Legal or regulatory changes may negatively impact the operation of the Solana Network and Protocol or restrict the use of Solana. For example, if SOL were determined or were expected to be determined to be offered and sold as a security under U.S. federal or state securities laws, it is possible certain trading venues would no longer facilitate trading in SOL, and could also become vulnerable to individual state-level lawsuits, fines, penalties and restrictions. Should this occur, trading in SOL-related Investments may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.

The realization of any of these risks could result in a decline in the acceptance of SOL and consequently a reduction in the value of SOL, SOL-related Investments, and the Fund.

Defiance Leveraged Long + Income SOL ETF | Underlying SOL ETP Risks [Member]
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Underlying SOL ETP Risks. The Fund may invest directly in underlying SOL ETPs or use them as reference assets for SOL-related Investments. SOL ETPs are subject to management fees and other fees that may increase their costs versus the costs of investing in other SOL-related Investments. When the Fund invests directly in the SOL ETPs, it will indirectly bear its proportionate share of management fees and other expenses that are charged by SOL ETPs, in addition to the management fees and other expenses paid by the Fund, resulting in the Fund incurring higher and duplicative expenses to the extent it invests directly in underlying SOL ETPs. There is also the risk that the Fund may suffer losses due to the investment practices of the SOL ETPs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of the assets held by the underlying SOL ETPs. Additionally, the market price of the shares of underlying SOL ETPs in which the Fund invests will fluctuate based on changes in the values of the underlying SOL ETPs’ assets as well as changes in the supply and demand of their shares in the secondary market. It is also possible that an active secondary market for an underlying SOL ETP’s shares may not develop, and market trading in the shares of the underlying SOL ETP may be halted under certain circumstances. SOL ETPs are very new investment products, with few being launched in the U.S. to date, and therefore these investment products have very limited operating histories.

The Fund may invest in shares of certain SOL ETPs that directly hold spot or physical SOL plus cash (known as “spot ETPs”). In addition to the risks above, spot SOL ETPs pose additional risks due to their direct holdings of SOL including (i) security threats to their spot SOL accounts at custodians resulting in loss of assets or reputational damage; (ii) valuation difficulties due to the price volatility and potential limited liquidity of SOL; and (iii) safekeeping lapses or default by custodians for spot SOL ETPs. The Fund may invest in SOL ETPs, including spot ETPs, that are not registered under the 1940 Act and therefore do not have the protections expressly provided by the 1940 Act, including: provisions preventing underlying SOL ETP insiders from managing an ETP to their benefit and to the detriment of shareholders; provisions preventing an underlying SOL ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing underlying SOL ETP earnings and net asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting leverage; provisions imposing a fiduciary duty on managers with respect to receipt of compensation for services; and provisions preventing changes in an underlying SOL ETP’s character without the consent of shareholders.

Defiance Leveraged Long + Income SOL ETF | SOL Futures Contracts Risks [Member]
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SOL Futures Contracts Risks. The market for SOL futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the SOL futures market has grown substantially since SOL futures commenced trading, there can be no assurance that this growth will continue. The price for SOL Futures Contracts is based on a number of factors, including the supply of and the demand for SOL Futures Contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for SOL Futures Contracts and limit the Fund’s ability to achieve its desired exposure to SOL. If the Fund is unable to achieve such exposure, it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like SOL Futures Contracts may be considered aggressive and may expose the Fund to significant counterparty, liquidity and other risks.

The performance of SOL Futures Contracts, in general, has historically been highly correlated to the performance of SOL, but there can be no assurance that this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of SOL Futures Contracts and decrease the correlation between the performance of SOL Futures Contracts and SOL, over short or even long-term periods. In the event that there are persistent disconnects between the performance of SOL and SOL Futures Contracts, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of distant month futures contracts is likely to differ more significantly from the performance of the spot prices of SOL. To the extent the Fund is invested in distant month SOL Futures Contracts, the performance of the Fund’s SOL Futures Contracts should be expected to deviate more significantly from the performance of SOL. Moreover, price differences between SOL and SOL Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in SOL, including larger losses or smaller gains.

Defiance Leveraged Long + Income SOL ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Leveraged Long + Income SOL ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.